Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Other investments
Schedule of other investments
	2022	2021
	US $ in millions
Non-current investments
Financial instruments and other financial assets at fair value through other comprehensive income (*)	1,358.4	162.9
Financial assets at fair value through profit or loss (*)	11.2	2.3
Other	3.6	4.0
	1,373.2	169.2

Current investments
Bank deposits and other financial assets at amortized cost	2,017.4	2,123.1
Financial assets at fair value through profit or loss (*)	0.7	1.1
Financial instruments at fair value through other comprehensive income (*)	215.0	20.3
	2,233.1	2,144.5